Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Year (a)	Summary Compensation Total for the Principal Executive Officer (“PEO”)		Compensation Actually Paid to the PEO		Summary Compensation Total for the Principal Executive Officer (“PEO”)		Compensation Actually Paid to the PEO		Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEO”s)		Average Compensation Actually Paid to Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on:
													Total Shareholder Return	Peer Group Total Shareholder Return		Net Income (in $M)		IBM Revenue (in $M)
	(b)	(1)	(c)	(1)(7)	(b)	(2)	(c)	(2)(7)	(d)	(3)	(e)	(3)(7)	(f)	(g)	(4)	(h)	(5)	(i)	(6)
2022	$16,580,075		$23,935,007		N/A		N/A		$8,318,193		$10,496,901		$128	$115		$1,639		$60,530
2021	17,550,959		23,798,901		N/A		N/A		8,706,301		9,116,435		115	179		5,743		57,350
2020	17,009,682		13,997,217		$21,062,593		$15,778,831		12,913,982		10,795,062		99	132		5,590		55,179

(1)
Mr. Krishna was the PEO for all three years in the table. Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO for the years 2022, 2021 and 2020, respectively, include ($10,961,337), ($12,605,507), and ($13,159,118) for the date of grant fair value of stock awards and stock options, as well as ($42,806) for the Change in Retention Plan Value in 2020. Amounts added to (or subtracted from) the SCT for the years 2022, 2021 and 2020, respectively also include: $14,225,360, $11,384,777 and $12,175,943 for the fair value of stock awards and stock options that were granted in the year and remain outstanding at the end of the year; $2,501,683, $5,024,645 and ($1,508,093) for the change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; and $1,589,226, 2,444,027 and ($478,392) for the change in fair value of stock awards that were granted in prior years and vested during each respective year.
(2)
Ms. Rometty was the PEO through April 5, 2020 (when she became Executive Chairman), and then retired from IBM on December 31, 2020. Amounts subtracted from the SCT total to calculate CAP to the PEO include ($12,728,348) for the date of grant fair value of stock awards in 2020, as well as ($1,600,931) for the changes in Pension and Retention Plan Values in 2020. Amounts added to (or subtracted from) the SCT for 2020 also include: $11,607,652 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; ($1,509,067), for the change in fair value during the year of stock awards that were granted in prior years and still outstanding at the end of the year; and ($1,053,068) for the change in fair value of stock awards that were granted in prior years and vested during the year.

(3)
For 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Rosamilia and Ms. Browdy were the Non-PEO NEOs. For 2020, Mr. Kavanaugh, Ms. Browdy, Mr. James Whitehurst, and Dr. John Kelly were the Non-PEO NEOs. Amounts subtracted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for the years 2022, 2021 and 2020, respectively, include ($5,530,546), ($6,014,451), and ($10,018,860) for the average date of grant fair value of stock awards and stock options, as well as ($4,797) and ($175,943) for the average Changes in Pension and Retention Plan Values in 2022 and 2020 respectively. Amounts added to (or subtracted from) the Average SCT for the years 2022, 2021 and 2020, respectively also include: $7,177,407, $5,512,871 and $9,340,129 for the average fair value of stock awards and stock options that were granted in the year and remain outstanding at the end of the year; $487,843, 406,744 and ($752,872) for the average change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; $48,801, 504,970 and ($805,021) for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; and in 2020, $293,646 for the average dollar value of dividends payable on stock awards during 2020 (related to Mr. Whitehurst’s Restricted Stock Awards assumed upon the acquisition of Red Hat).

(4)
Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation, Discussion & Analysis section of IBM’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s Market Capitalization as of December 31, 2019. As disclosed in IBM’s 2022 Proxy Statement, the Company updated its Peer Group in 2022 to increase the weighting of peers in the technology industry, reflect IBM’s increased orientation as a hybrid cloud and AI company, and align the 2022 Peer Group with the size and scope of IBM following the separation of Kyndryl on November 3, 2021. If IBM used the 2021 Peer Group in 2022, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2022 would have been $129 (compared to $115 for the current Peer Group).

(5)
Net Income in 2021 and 2020 includes the Managed Infrastructure business, which separated from IBM on November 3, 2021 as Kyndryl. Net Income from Continuing Operations, which would have excluded this business, would have been $4,712 million and $3,932 million for 2021 and 2020, respectively. Net Income in 2022 included a one-time, non-cash pension settlement charge of approximately $4.4 billion, net of tax.

(6)
IBM Revenue metric reflects Revenue from Continuing Operations to provide for consistent comparison before and after the separation of the Managed Infrastructure business as Kyndryl on November 3, 2021.

(7)
Fair value of stock awards and stock options included in Compensation Actually paid to the PEO and Average Compensation paid to the NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in IBM’s Annual Report. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on IBM’s updated stock price at the respective measurement dates (less the present value of foregone dividends), and updated performance metric scoring projections (if applicable). Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions. For 2022, the year-end stock option fair value increased meaningfully from the fair value on the grant date, primarily driven by an increase in IBM’s stock price and an increase in the risk-free interest rate to approximately 4% at year-end from approximately 2% on the grant date.

Changed Peer Group, Footnote [Text Block]
(4)
Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation, Discussion & Analysis section of IBM’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s Market Capitalization as of December 31, 2019. As disclosed in IBM’s 2022 Proxy Statement, the Company updated its Peer Group in 2022 to increase the weighting of peers in the technology industry, reflect IBM’s increased orientation as a hybrid cloud and AI company, and align the 2022 Peer Group with the size and scope of IBM following the separation of Kyndryl on November 3, 2021. If IBM used the 2021 Peer Group in 2022, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2022 would have been $129 (compared to $115 for the current Peer Group).

PEO Total Compensation Amount	$ 16,580,075	$ 17,550,959	$ 17,009,682
PEO Actually Paid Compensation Amount	$ 23,935,007	23,798,901	13,997,217
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Mr. Krishna was the PEO for all three years in the table. Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO for the years 2022, 2021 and 2020, respectively, include ($10,961,337), ($12,605,507), and ($13,159,118) for the date of grant fair value of stock awards and stock options, as well as ($42,806) for the Change in Retention Plan Value in 2020. Amounts added to (or subtracted from) the SCT for the years 2022, 2021 and 2020, respectively also include: $14,225,360, $11,384,777 and $12,175,943 for the fair value of stock awards and stock options that were granted in the year and remain outstanding at the end of the year; $2,501,683, $5,024,645 and ($1,508,093) for the change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; and $1,589,226, 2,444,027 and ($478,392) for the change in fair value of stock awards that were granted in prior years and vested during each respective year.
(2)
Ms. Rometty was the PEO through April 5, 2020 (when she became Executive Chairman), and then retired from IBM on December 31, 2020. Amounts subtracted from the SCT total to calculate CAP to the PEO include ($12,728,348) for the date of grant fair value of stock awards in 2020, as well as ($1,600,931) for the changes in Pension and Retention Plan Values in 2020. Amounts added to (or subtracted from) the SCT for 2020 also include: $11,607,652 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; ($1,509,067), for the change in fair value during the year of stock awards that were granted in prior years and still outstanding at the end of the year; and ($1,053,068) for the change in fair value of stock awards that were granted in prior years and vested during the year.

(3)
For 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Rosamilia and Ms. Browdy were the Non-PEO NEOs. For 2020, Mr. Kavanaugh, Ms. Browdy, Mr. James Whitehurst, and Dr. John Kelly were the Non-PEO NEOs. Amounts subtracted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for the years 2022, 2021 and 2020, respectively, include ($5,530,546), ($6,014,451), and ($10,018,860) for the average date of grant fair value of stock awards and stock options, as well as ($4,797) and ($175,943) for the average Changes in Pension and Retention Plan Values in 2022 and 2020 respectively. Amounts added to (or subtracted from) the Average SCT for the years 2022, 2021 and 2020, respectively also include: $7,177,407, $5,512,871 and $9,340,129 for the average fair value of stock awards and stock options that were granted in the year and remain outstanding at the end of the year; $487,843, 406,744 and ($752,872) for the average change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; $48,801, 504,970 and ($805,021) for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; and in 2020, $293,646 for the average dollar value of dividends payable on stock awards during 2020 (related to Mr. Whitehurst’s Restricted Stock Awards assumed upon the acquisition of Red Hat).

(4)
Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation, Discussion & Analysis section of IBM’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s Market Capitalization as of December 31, 2019. As disclosed in IBM’s 2022 Proxy Statement, the Company updated its Peer Group in 2022 to increase the weighting of peers in the technology industry, reflect IBM’s increased orientation as a hybrid cloud and AI company, and align the 2022 Peer Group with the size and scope of IBM following the separation of Kyndryl on November 3, 2021. If IBM used the 2021 Peer Group in 2022, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2022 would have been $129 (compared to $115 for the current Peer Group).

(5)
Net Income in 2021 and 2020 includes the Managed Infrastructure business, which separated from IBM on November 3, 2021 as Kyndryl. Net Income from Continuing Operations, which would have excluded this business, would have been $4,712 million and $3,932 million for 2021 and 2020, respectively. Net Income in 2022 included a one-time, non-cash pension settlement charge of approximately $4.4 billion, net of tax.

(6)
IBM Revenue metric reflects Revenue from Continuing Operations to provide for consistent comparison before and after the separation of the Managed Infrastructure business as Kyndryl on November 3, 2021.

(7)
Fair value of stock awards and stock options included in Compensation Actually paid to the PEO and Average Compensation paid to the NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in IBM’s Annual Report. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on IBM’s updated stock price at the respective measurement dates (less the present value of foregone dividends), and updated performance metric scoring projections (if applicable). Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions. For 2022, the year-end stock option fair value increased meaningfully from the fair value on the grant date, primarily driven by an increase in IBM’s stock price and an

Non-PEO NEO Average Total Compensation Amount	$ 8,318,193	8,706,301	12,913,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,496,901	9,116,435	10,795,062
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
For 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Rosamilia and Ms. Browdy were the Non-PEO NEOs. For 2020, Mr. Kavanaugh, Ms. Browdy, Mr. James Whitehurst, and Dr. John Kelly were the Non-PEO NEOs. Amounts subtracted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for the years 2022, 2021 and 2020, respectively, include ($5,530,546), ($6,014,451), and ($10,018,860) for the average date of grant fair value of stock awards and stock options, as well as ($4,797) and ($175,943) for the average Changes in Pension and Retention Plan Values in 2022 and 2020 respectively. Amounts added to (or subtracted from) the Average SCT for the years 2022, 2021 and 2020, respectively also include: $7,177,407, $5,512,871 and $9,340,129 for the average fair value of stock awards and stock options that were granted in the year and remain outstanding at the end of the year; $487,843, 406,744 and ($752,872) for the average change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; $48,801, 504,970 and ($805,021) for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; and in 2020, $293,646 for the average dollar value of dividends payable on stock awards during 2020 (related to Mr. Whitehurst’s Restricted Stock Awards assumed upon the acquisition of Red Hat).

(4)
Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation, Discussion & Analysis section of IBM’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s Market Capitalization as of December 31, 2019. As disclosed in IBM’s 2022 Proxy Statement, the Company updated its Peer Group in 2022 to increase the weighting of peers in the technology industry, reflect IBM’s increased orientation as a hybrid cloud and AI company, and align the 2022 Peer Group with the size and scope of IBM following the separation of Kyndryl on November 3, 2021. If IBM used the 2021 Peer Group in 2022, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2022 would have been $129 (compared to $115 for the current Peer Group).

(5)
Net Income in 2021 and 2020 includes the Managed Infrastructure business, which separated from IBM on November 3, 2021 as Kyndryl. Net Income from Continuing Operations, which would have excluded this business, would have been $4,712 million and $3,932 million for 2021 and 2020, respectively. Net Income in 2022 included a one-time, non-cash pension settlement charge of approximately $4.4 billion, net of tax.

(6)
IBM Revenue metric reflects Revenue from Continuing Operations to provide for consistent comparison before and after the separation of the Managed Infrastructure business as Kyndryl on November 3, 2021.

(7)
Fair value of stock awards and stock options included in Compensation Actually paid to the PEO and Average Compensation paid to the NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in IBM’s Annual Report. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on IBM’s updated stock price at the respective measurement dates (less the present value of foregone dividends), and updated performance metric scoring projections (if applicable). Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions. For 2022, the year-end stock option fair value increased meaningfully from the fair value on the grant date, primarily driven by an increase in IBM’s stock price and an

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Compensation Actually Paid (“CAP”) to Mr. Krishna and cumulative total shareholder return were both higher in 2022 and 2021, relative to 2020. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. The average NEO CAP was relatively flat over the reported period, primarily because of the change in NEOs in 2021 compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2022 and in 2021. At the end of the three-year period, IBM’s cumulative TSR ended higher than the cumulative TSR of IBM’s 2022 Peer Group. While the TSR increased over the three-year period, the average NEO CAP was relatively flat for the reasons noted above.
IBM’s Revenue from Continuing Operations increased in 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income also increased from 2020 to 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well. Average NEO CAP was relatively flat for the reasons noted above.

Tabular List [Table Text Block]
Revenue
Operating Cash Flow
Diversity
Operating EPS
Free Cash Flow
ROIC

Total Shareholder Return Amount	$ 128	115	99
Peer Group Total Shareholder Return Amount	115	179	132	$ 129
Net Income (Loss)	$ 1,639,000,000	$ 5,743,000,000	$ 5,590,000,000
Company Selected Measure Amount	60,530,000,000	57,350,000,000	55,179,000,000
Additional 402(v) Disclosure [Text Block]			$12,175,943
ECD: Net Income From Continuing Operations		$ 4,712	$ 3,932
ECD: One Time, Non-Cash Pension Settlement Charge	$ 4,400,000,000
ECD:Risk Free Interest Rate	4.00%
ECD:Percentage Risk Interest Rate On The Grant Date	2.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(6)
IBM Revenue metric reflects Revenue from Continuing Operations to provide for consistent comparison before and after the separation of the Managed Infrastructure business as Kyndryl on November 3, 2021.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diversity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,607,652
Rometty [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			21,062,593
PEO Actually Paid Compensation Amount			$ 15,778,831
PEO Name			Ms. Rometty
Rometty [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (12,728,348)
Rometty [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,600,931)
Rometty [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,053,068)
Krishna [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Krishna	Mr. Krishna	Mr. Krishna
Krishna [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,961,337)	$ (12,605,507)	$ (13,159,118)
Krishna [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(42,806)
Krishna [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,225,360	11,384,777
Krishna [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,024,645	(1,508,093)
Krishna [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,589,226	2,444,027	(478,392)
Adjustment Type 4 [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,501,683
Adjustment Type 4 [Member] | Rometty [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,509,067)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,530,546)	(6,014,451)	(10,018,860)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(175,943)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,512,871	9,340,129
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	487,843	406,744	(752,872)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,801	$ 504,970	(805,021)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 293,646
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,797)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,177,407